Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses [Abstract]
Crew wages and related costs	$ 33,655	$ 33,340	$ 30,948
Insurance	3,409	3,163	3,148
Repairs, maintenance and drydocking costs	8,922	6,606	3,729
Spares, stores and provisions	14,776	13,855	9,345
Lubricants	4,565	3,901	3,220
Taxes	608	842	941
Miscellaneous	2,634	1,805	1,463
Total	$ 68,569	$ 63,512	$ 52,794